Digital Assets Consideration Receivable - Schedule of Carrying Amount of the Bitcoin and AWA Tokens Consideration Receivable and the Changes (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($)	Oct. 31, 2025 USD ($)	Apr. 30, 2026 Rate	Oct. 31, 2025 Rate
Schedule of Carrying Amount of the Bitcoin and AWA Tokens Consideration Receivable and the Changes [Line Items]
Total Digital assets, Units		100	100
Total Digital assets, Fair value
Balance	$ 10,967,700
Change in fair value of Bitcoin receivable	(1,827,750)	(66,300)
Reduction – derecognition on receipt of Bitcoins	(9,139,950)
Balance	$ 60,000,000	$ 10,967,700
AWA Tokens [Member]
Schedule of Carrying Amount of the Bitcoin and AWA Tokens Consideration Receivable and the Changes [Line Items]
Total Digital assets, Units
Total Digital assets, Fair value
Balance
Additions	60,000,000
Balance	$ 60,000,000
Bitcoin [Member]
Schedule of Carrying Amount of the Bitcoin and AWA Tokens Consideration Receivable and the Changes [Line Items]
Total Digital assets, Units		100	100
Total Digital assets, Fair value
Balance	$ 10,967,700
Additions		$ 11,034,000
Balance		$ 10,967,700